Business Combination - Schedule of fair value of the assets acquired and the liabilities (Detail) ¥ in Thousands	1 Months Ended
Jun. 30, 2020 CNY (¥)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Consideration	¥ 7,700
Noncontrolling interests	624
Total	8,324
Cash and cash equivalents	1,302
Other tangible assets	156
Liabilities assumed	(72)
Goodwill	6,938
Total	¥ 8,324